Document and Entity Information	Aug. 19, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	HARTFORD FINANCIAL SERVICES GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0000874766
Document Type	8-K
Document Period End Date	Aug. 19, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13958
Entity Tax Identification Number	13-3317783
Entity Address, Address Line One	One Hartford Plaza
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06155
City Area Code	(860)
Local Phone Number	547-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HIG
6.10% Notes due October 1, 2041 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	6.10% Notes due October 1, 2041
Trading Symbol	HIG 41
Junior Subordinated Debt [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	7.875% Fixed-to-Floating Rate Junior Subordinated Debentures due 2042
Trading Symbol	HGH
Depositary Shares, Each Representing a 1/1,00th Interest in a Share of 6.000% Non-Cumulative Preferred Stock, Series G, par value $0.01 per share
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,00th Interest in a Share of 6.000% Non-Cumulative
Trading Symbol	HIG PR G